Taxation - Summary of prima facie tax reconciliation (Footnotes) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Groups share of profit of equity accounted units net of tax	$ (363,000,000)	$ (190,000,000)	$ (273,000,000)
Income tax credit on impairment of equity accounted units	$ 29,000,000	$ 0